Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Goodwill	$ 575,468		$ 575,468		$ 657,737	$ 580,378	$ 470,291
Impairment	(82,269)	0	(82,269)	0	0
Operating Segments [Member] | Servicing [Member]
Goodwill [Line Items]
Goodwill	432,267		432,267		432,267	431,455	430,464
Impairment	0		0		0
Operating Segments [Member] | Originations [Member]
Goodwill [Line Items]
Goodwill	47,747		47,747		47,747
Impairment	0		0		0
Operating Segments [Member] | Reverse Mortgage [Member]
Goodwill [Line Items]
Goodwill	56,539		56,539		138,808	110,008
Impairment	(82,269)		(82,269)		0
Operating Segments [Member] | Asset Receivables Management [Member]
Goodwill [Line Items]
Goodwill	34,518		34,518		34,518	34,518	34,518
Impairment	0		0		0
Operating Segments [Member] | Insurance [Member]
Goodwill [Line Items]
Goodwill	4,397		4,397		4,397	4,397	5,309
Impairment	$ 0		$ 0		$ 0